Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	GUGGENHEIM VARIABLE FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2017
Prospectus Date	rr_ProspectusDate	Jan. 28, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000217087_SupplementTextBlock
Guggenheim Variable Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated March 13, 2017
to the currently effective Statutory Prospectus and Summary Prospectus (the "Prospectuses"), as each may be supplemented from time to time, for Series Z (Alpha Opportunity Series) (the "Series")

This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Series has selected the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as its primary benchmark index as a replacement for the S&P 500 Index. The Series selected the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as its primary benchmark index because it believes that this index is more reflective of its investment style.

Effective immediately, the following entry is added to the table in the section of the Prospectuses entitled “Performance Information—Average Annual Total Returns (for the periods ended December 31, 2015)” as it relates to the Series:

SERIES Z (ALPHA OPPORTUNITY SERIES) | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	1.24%